GENERAL	6 Months Ended
Jun. 30, 2024
Disclosure Of General Information About Financial Statements Abstract
GENERAL
NOTE 1:-	GENERAL

a.
These consolidated financial statements have been prepared in a condensed format as of June 30, 2024 and for the six months then ended. These condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and accompanying notes of SHL Telemedicine Ltd. ("the Company") as of December 31, 2023 and for the year then ended ("the annual financial statements").

b.	The effects of the Swords of Iron War:

In continuation of the description in Note 1 to the annual consolidated financial statements regarding the effects of the Swords of Iron War ("the war"), the Company believes that the effects of the war on the Company's business activities in the reporting period are not material.

c.	Following are data regarding the Israeli CPI and the exchange rates of the Euro, U.S. dollar and the Swiss Franc in relation to the new Israeli Shekel (NIS):

	Israeli	Exchange rate
	CPI	€ 1	U.S. $ 1	CHF 1
For the period ended	Points	N I S

June 30, 2024	253.8	4.02	3.76	4.18
June 30, 2023	246.7	4.02	3.7	4.11
December 31, 2023	248.6	4.01	3.63	4.31

Change during the period	%	%	%	%

June 2024 (6 months)	2.1	0.2	3.6	(3.1)
June 2023 (6 months)	2.2	7.2	5.1	7.6
December 31, 2023	3	6.9	3.1	12.8

*)	The index on an average basis of 1993 = 100.